12. Stock Options (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of stock option activity
	Options Outstanding Number of Shares	Exercise Price per Share	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value	Weighted Average Exercise Price per Share
Balance at December 31, 2016	1,373,554	$2.82 - 12.00	3.99 years	$280,642	$8.14
Options Granted	–
Options Exercised	–
Options Cancelled	70,339
Options Expired	–
Balance at September 30, 2017	1,303,215	$2.82 - 12.00	3.24 years	$127,860	$8.11

Exercisable December 31, 2016	452,535	$2.82 - 6.00	3.95 years	$263,375	$5.29
Exercisable September 30, 2017	466,700	$2.82 - 6.00	3.23 years	$127,860	$5.33

	Options Outstanding Number of Shares	Exercise Price per Share	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value	Weighted Average Exercise Price per Share
Balance at December 31, 2015	1,407,775	$2.82 - 12.00	4.94 years	$58,512	$8.10
Options Granted	85,088
Options Exercised	–
Options Cancelled	119,309
Options Expired	–
Balance at December 31, 2016	1,373,554	$2.82 - 12.00	3.99 years	$280,642	$8.14

Exercisable December 31, 2015	100,021	$2.82	4.80 years	$58,512	$2.82
Exercisable December 31, 2016	452,535	$2.82 - 6.00	3.95 years	$263,375	$5.29

Assumptions used
Exercise Price	$2.82 - $12.00
Dividend Yield	0%
Volatility	100% - 137%
Risk-free interest rate	0.89% - 1.25%
Expected life of options	2.5 - 3.5 years

Exercise Price	$2.82 - $12.00
Dividend Yield	0%
Volatility	100% - 137%
Risk-free interest rate	0.89% - 1.25%
Expected life of options	2.5 - 3.5 years